Others - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Others [Line Items]
Unrealized exchange gain (loss) arising from significant foreign exchange variation	$ (2,986)	$ (97)	$ 2,632	$ 417
Net loss description with regard to interest rate condition	At December 31, 2017 and 2018, if interest rates had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2017 and 2018 would have been NT$232 thousand and NT$653 thousand (US$21 thousand) higher/lower, respectively.	At December 31, 2017 and 2018, if interest rates had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2017 and 2018 would have been NT$232 thousand and NT$653 thousand (US$21 thousand) higher/lower, respectively.
Loss allowance	$ 18,132	$ 592
Accounts receivable, net	9,343		8,622		$ 305
Financial Assets Neither Past Due Nor Impaired
Others [Line Items]
Accounts receivable, net			8,622
Financial Assets Determined To Be Impaired
Others [Line Items]
Accounts receivable, net			18,132	9,067
If Interest Rates Had Been 0.2% Higher
Others [Line Items]
Change in net loss	653	21	232
If Interest Rates Had Been 0.2% Lower
Others [Line Items]
Change in net loss	(653)	(21)	(232)
Unrealized Exchange Gain (Loss) | Financial Assets Monetary Items
Others [Line Items]
Unrealized exchange gain (loss) arising from significant foreign exchange variation	$ 24	$ 1	$ 329	$ 461